UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American National Bank and Trust Company
           -----------------------------------------------------
Address:   628 Main Street
           Danville, VA 24541
           -----------------------------------------------------

Form 13F File Number: 28-06978
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Danny K. Wrenn
        ----------------------------------------------
Title:  Senior Vice President and Senior Trust Officer
        ----------------------------------------------
Phone:  (434) 773-2245
        ----------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Danny K. Wrenn                    Danville, VA                    1/22/2009
------------------                    ------------                    ----------
   [Signature]                        [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          142
                                         -----------
Form 13F Information Table Value Total:     $124,648
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AT&T INC                                        00206R102      444   15562 SH       SOLE              10642   4920    0
AT&T INC                                        00206R102       83    2905 SH       DEFINED             992   1913    0
ABBOTT LABORATORIES                             2824100        454    8500 SH       SOLE               1700   6800    0
ABBOTT LABORATORIES                             2824100         32     600 SH       DEFINED               0    600    0
ADOBE SYSTEM INC                                00724F101     1165   54750 SH       SOLE              29000  25050  700
ADOBE SYSTEM INC                                00724F101        9     400 SH       DEFINED               0    400    0
ALLIANCE ONE INTL INC                           18772103        31   10400 SH       SOLE                900   9500    0
ALTRIA GROUP INC                                02209S103      206   13673 SH       SOLE               9238   4435    0
ALTRIA GROUP INC                                02209S103      122    8081 SH       DEFINED            3850   4231    0
AMERICA MOVIL S.A.B.                            02364W105     1057   34125 SH       SOLE              19725  13900  500
AMERICA MOVIL S.A.B.                            02364W105        9     300 SH       DEFINED             150    150    0
AMERICAN NATIONAL BANKSHARES                    27745108      6430  378226 SH       SOLE             281251  96975    0
AMERICAN NATIONAL BANKSHARES                    27745108        41    2410 SH       DEFINED            1000   1410    0
APPLE INC                                       37833100      2546   29835 SH       SOLE              19260  10275  300
APPLE INC                                       37833100        15     175 SH       DEFINED              50    125    0
AUTODESK INC                                    52769106      1410   71775 SH       SOLE              37100  33825  850
AUTODESK INC                                    52769106        13     650 SH       DEFINED             200    450    0
AUTOMATIC DATA PROCESSING                       53015103       222    5650 SH       SOLE                  0   5650    0
AUTOMATIC DATA PROCESSING                       53015103         8     200 SH       DEFINED               0    200    0
BB&T CORP                                       54937107      2007   73127 SH       SOLE              65227   7900    0
BB&T CORP                                       54937107       981   35750 SH       DEFINED             567  35183    0
BP PLC ADR                                      55622104       765   16373 SH       SOLE              15453    920    0
BP PLC ADR                                      55622104        25     528 SH       DEFINED               0    528    0
BANK OF AMERICA CORP                            60505104       823   58446 SH       SOLE              44246  14200    0
BANK OF AMERICA CORP                            60505104         8     600 SH       DEFINED               0    600    0
BLACKROCK INC.                                  09247X101     1616   12045 SH       SOLE               6240   5655  150
BORG WARNER INC                                 99724106      1637   75199 SH       SOLE              48185  25964 1050
BORG WARNER INC                                 99724106        17     775 SH       DEFINED             250    525    0
BRISTOL-MYERS SQUIBB                            110122108      958   41211 SH       SOLE              39736   1475    0
CABELAS                                         126804301      592  101600 SH       SOLE              61050  39050 1500
CABELAS                                         126804301        2     350 SH       DEFINED             350      0    0
CAPITAL ONE FINANCIAL CORP                      14040H105     1433   44944 SH       SOLE              23976  20468  500
CAPITAL ONE FINANCIAL CORP                      14040H105       48    1500 SH       DEFINED             100   1400    0
CHEVRON CORPORATION                             166764100     1410   19064 SH       SOLE              13643   5421    0
CHEVRON CORPORATION                             166764100       44     600 SH       DEFINED             400    200    0
COCA COLA CO    COM                             191216100     1270   28050 SH       SOLE              22000   6050    0
COLGATE PALMOLIVE COMPANY                       194162103      772   11267 SH       SOLE               5645   5622    0
COLGATE PALMOLIVE COMPANY                       194162103       27     400 SH       DEFINED               0    400    0
CONOCOPHILLIPS COM                              20825C104     2139   41307 SH       SOLE              24123  16684  500
CONOCOPHILLIPS COM                              20825C104       77    1486 SH       DEFINED               0   1486    0
CORNING, INC                                    219350105     1014  106430 SH       SOLE              58230  46700 1500
CORNING, INC                                    219350105        2     250 SH       DEFINED             250      0    0
COSTCO WHOLESALE CORP                           22160K105      595   11325 SH       SOLE               6575   4750    0
DENTSPLY INTERNATIONAL INC                      249030107     1542   54630 SH       SOLE              31330  22500  800
DENTSPLY INTERNATIONAL INC                      249030107       13     450 SH       DEFINED               0    450    0
DOMINION RES INC VA NEW                         25746U109      403   11240 SH       SOLE               6178   5062    0
DOMINION RES INC VA NEW                         25746U109       22     600 SH       DEFINED             400    200    0
DUKE ENERGY HOLDING CORP                        26441C105     1874  124860 SH       SOLE              80560  42600 1700
DUKE ENERGY HOLDING CORP                        26441C105       26    1760 SH       DEFINED             200   1560    0
EMERSON ELECTRIC CO                             291011104      229    6250 SH       SOLE               5450    800    0
EQUIFAX INC     COM                             294429105      316   11900 SH       SOLE               1600  10300    0
EXXON MOBIL CORP COM                            30231G102     6774   84853 SH       SOLE              50490  34363    0
EXXON MOBIL CORP COM                            30231G102      353    4425 SH       DEFINED            2650   1775    0
FLUOR CORP NEW                                  343412102     2074   46230 SH       SOLE              24880  20900  450
FLUOR CORP NEW                                  343412102        4     100 SH       DEFINED             100      0    0
GENENTECH INC                                   368710406     2763   33335 SH       SOLE              21035  11700  600
GENENTECH INC                                   368710406       21     250 SH       DEFINED             100    150    0
GENERAL ELECTRIC COMPANY                        369604103     2060  127254 SH       SOLE              81442  45812    0
GENERAL ELECTRIC COMPANY                        369604103       50    3105 SH       DEFINED               0   3105    0
GENERAL MILLS INC                               370334104      413    6800 SH       SOLE               6800      0    0
HERSHEY FOODS CORP COM                          427866108      224    6450 SH       SOLE               2800   2850  800
HEWLETT PACKARD CO                              428236103      343    9450 SH       SOLE                400   9050    0
HOLOGIC INC                                     436440101     1234   94400 SH       SOLE              51900  41400 1100
HOLOGIC INC                                     436440101       10     800 SH       DEFINED             200    600    0
HOOKER FURNITURE CORP                           439038100      453   59138 SH       SOLE              59138      0    0
INTERNATIONAL BUSINESS                          459200101      439    5219 SH       SOLE               2745   2474    0
MACHINES CORP
INTERNATIONAL BUSINESS                          459200101       50     600 SH       DEFINED             500    100    0
MACHINES CORP
ISHARES CHINA FUND                              464287184      541   18588 SH       SOLE              10956   7632    0
INTERNATIONAL EQUITY  FUND                      464287465     2878   64167 SH       SOLE              47126  17032    9
SMALL CAP BLENDED STYLE EQUITY                  464287804     2460   55959 SH       SOLE              30677  24476  806
FUND
ETF ISHARES (INTERM GOVT BOND)                  464288612     9448   88518 SH       SOLE              66659  21859    0
ETF ISHARES (INTERM GOVT BOND)                  464288612      390    3650 SH       DEFINED            3650      0    0
JOHNSON & JOHNSON                               478160104     1461   24420 SH       SOLE               7438  16982    0
JOHNSON & JOHNSON                               478160104       54     900 SH       DEFINED             100    800    0
KIMBERLY CLARK CORPORATION                      494368103      244    4631 SH       SOLE               2760   1871    0
KIMBERLY CLARK CORPORATION                      494368103       11     200 SH       DEFINED               0    200    0
KRAFT FOODS INC                                 50075N104      190    7080 SH       SOLE               6142    938    0
KRAFT FOODS INC                                 50075N104      169    6281 SH       DEFINED            3355   2926    0
LABORATORY CORP OF AMERICA                      50540R409     3081   47835 SH       SOLE              26235  21000  600
HLDGS
LABORATORY CORP OF AMERICA                      50540R409       26     400 SH       DEFINED             100    300    0
HLDGS
ELI LILLY & CO                                  532457108      258    6400 SH       SOLE               6400      0    0
LOWES COMPANY INC                               548661107     2352  109272 SH       SOLE              72974  34798 1500
LOWES COMPANY INC                               548661107        6     300 SH       DEFINED               0    300    0
MCDONALDS CORP                                  580135101      413    6650 SH       SOLE               4600   2050    0
MCDONALDS CORP                                  580135101       12     200 SH       DEFINED               0    200    0
MCGRAW HILL COMPANIES INC                       580645109     1228   52965 SH       SOLE              32265  19700 1000
MCGRAW HILL COMPANIES INC                       580645109       14     600 SH       DEFINED             100    500    0
MERCK & CO INC    COM                           589331107      800   26325 SH       SOLE              11000  15325    0
MERCK & CO INC    COM                           589331107       36    1200 SH       DEFINED               0   1200    0
MONSANTO COMPANY                                61166W101     5163   73390 SH       SOLE              43841  28749  800
MONSANTO COMPANY                                61166W101       81    1150 SH       DEFINED             600    550    0
NATIONAL OILWELL VARCO INC                      637071101     2008   82175 SH       SOLE              49175  32000 1000
NATIONAL OILWELL VARCO INC                      637071101       17     700 SH       DEFINED             200    500    0
NORFOLK SOUTHERN CORP                           655844108      734   15609 SH       SOLE              14409   1200    0
NUCOR                                           670346105     2849   61675 SH       SOLE              36950  23725 1000
NUCOR                                           670346105        7     150 SH       DEFINED             100     50    0
PAYCHEX INC COM                                 704326107     1841   70070 SH       SOLE              35855  33215 1000
PAYCHEX INC COM                                 704326107       15     575 SH       DEFINED             150    425    0
PEPSICO INC     COM                             713448108     2056   37546 SH       SOLE              22071  15475    0
PEPSICO INC     COM                             713448108       49     900 SH       DEFINED             200    700    0
PFIZER INC     COM                              717081103     1136   64155 SH       SOLE              44041  20114    0
PFIZER INC     COM                              717081103       46    2600 SH       DEFINED            2500    100    0
PHARMACEUTICAL PRODUCT                          717124101     2908  100280 SH       SOLE              57280  41850 1150
DEVELOPMENT
PHARMACEUTICAL PRODUCT                          717124101       27     925 SH       DEFINED             200    725    0
DEVELOPMENT
PHILLIP MORRIS INTL INC                         718172109      551   12673 SH       SOLE               8238   4435    0
PHILLIP MORRIS INTL INC                         718172109      330    7581 SH       DEFINED            3350   4231    0
PRECISION CASTPARTS CORP                        740189105     2393   40235 SH       SOLE              23235  16500  500
PRECISION CASTPARTS CORP                        740189105       15     250 SH       DEFINED               0    250    0
T ROWE PRICE INC                                74144T108     1309   36945 SH       SOLE              21195  14950  800
T ROWE PRICE INC                                74144T108       11     300 SH       DEFINED               0    300    0
PROCTER & GAMBLE CO   COM                       742718109     2895   46839 SH       SOLE              32632  13807  400
PROCTER & GAMBLE CO   COM                       742718109      145    2350 SH       DEFINED             250   2100    0
ETF PROSHARES ULTRA                             74347R743      328   54450 SH       SOLE              18550  35400  500
FINANCIALS
ETF PROSHARES ULTRA                             74347R743        2     400 SH       DEFINED             400      0    0
FINANCIALS
LARGE CAP BLENDED STYLE S&P                     78462F103     1212   13436 SH       SOLE              13084    332   20
500 FUND
LARGE CAP BLENDED STYLE S&P                     78462F103       18     200 SH       DEFINED             200      0    0
500 FUND
SIRIUS XM RADIO INC                             82967N108        2   20000 SH       SOLE              20000      0    0
SOUTHERN COMPANY    COM                         842587107      575   15540 SH       SOLE               9273   6267    0
SUNCOR ENERGY INC                               867229106      917   47030 SH       SOLE              28380  17950  700
SUNCOR ENERGY INC                               867229106       10     500 SH       DEFINED               0    500    0
SUNTRUST BANKS, INC.                            867914103       95    3231 SH       SOLE                500   2731    0
SUNTRUST BANKS, INC.                            867914103     1060   35888 SH       DEFINED               0  35888    0
TEVA PHARMACEUTICAL IND                         881624209     4146   97425 SH       SOLE              58725  37600 1100
TEVA PHARMACEUTICAL IND                         881624209       55    1300 SH       DEFINED             300   1000    0
TRACTOR SUPPLY CO                               892356106     1182   32725 SH       SOLE              21050  11075  600
TRACTOR SUPPLY CO                               892356106        7     200 SH       DEFINED               0    200    0
UST INC      COM                                902911106      413    5950 SH       SOLE               5950      0    0
UNITED TECHNOLOGIES CORP COM                    913017109     2710   50561 SH       SOLE              28480  21481  600
UNITED TECHNOLOGIES CORP COM                    913017109       29     550 SH       DEFINED               0    550    0
VERIZON COMMUNICATIONS INC                      92343V104      212    6254 SH       SOLE               4640   1614    0
VERIZON COMMUNICATIONS INC                      92343V104       54    1592 SH       DEFINED             932    660    0
WACHOVIA CORP                                   929903102      153   27580 SH       SOLE              27580      0    0
WACHOVIA CORP                                   929903102       31    5580 SH       DEFINED               0   5580    0
WAL-MART STORES                                 931142103      286    5100 SH       SOLE               4000   1100    0
WAL-MART STORES                                 931142103        6     100 SH       DEFINED               0    100    0
WALGREEN CO     COM                             931422109     1968   79791 SH       SOLE              46372  31919 1500
WELLS FARGO & CO NEW                            949746101      447   15175 SH       SOLE               2375  12800    0
WELLS FARGO & CO NEW                            949746101        6     200 SH       DEFINED               0    200    0
WYETH COM                                       983024100      443   11816 SH       SOLE               7416   4400    0
WYETH COM                                       983024100       30     800 SH       DEFINED             800      0    0
ZIMMER HLDGS INC                                98956P102     1333   32978 SH       SOLE              20952  11426  600
ZIMMER HLDGS INC                                98956P102       11     280 SH       DEFINED               0    280    0